Leases - Schedule of Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Amortization of right-of-use assets	$ 60	$ 47
Interest of lease liabilities	$ 16	$ 2